Portfolio of Investments
Columbia Select Global Growth Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.4%
Issuer	Shares	Value ($)
Brazil 2.4%
Pagseguro Digital Ltd., Class A(a)	46,877	1,591,005
Canada 2.0%
Canada Goose Holdings, Inc.(a)	34,400	1,312,360
China 13.0%
Alibaba Group Holding Ltd., ADR(a)	14,673	2,934,600
New Oriental Education & Technology Group, Inc., ADR(a)	20,205	2,446,422
Tencent Holdings Ltd.	37,500	1,582,318
Wuxi Biologics Cayman, Inc.(a)	134,500	1,519,818
Total		8,483,158
Denmark 1.8%
Novo Nordisk A/S, Class B	21,003	1,180,624
India 2.8%
HDFC Bank Ltd., ADR	29,680	1,832,740
Japan 4.0%
Keyence Corp.	6,000	2,054,393
ZOZO, Inc.	27,900	555,396
Total		2,609,789
Netherlands 0.7%
Core Laboratories NV	10,147	444,438
Russian Federation 1.5%
Yandex NV, Class A(a)	24,245	1,017,563
Sweden 2.8%
Evolution Gaming Group AB	69,937	1,847,683
Switzerland 3.1%
Lonza Group AG, Registered Shares(a)	5,920	2,011,076
United Kingdom 2.9%
Ashtead Group PLC	61,685	1,872,692
United States 58.4%
Activision Blizzard, Inc.	32,827	1,799,904
Adobe, Inc.(a)	7,646	2,366,666
Alexion Pharmaceuticals, Inc.(a)	9,347	1,064,997
Common Stocks (continued)
Issuer	Shares	Value ($)
Align Technology, Inc.(a)	3,282	910,230
Amazon.com, Inc.(a)	1,563	2,814,650
Bio-Rad Laboratories, Inc., Class A(a)	4,652	1,718,356
Booking Holdings, Inc.(a)	1,161	2,210,579
Bristol-Myers Squibb Co.	14,689	836,392
Burford Capital Ltd.	112,198	1,196,313
Edwards Lifesciences Corp.(a)	4,524	1,108,109
Exact Sciences Corp.(a)	10,415	843,719
Facebook, Inc., Class A(a)	12,667	2,554,174
Illumina, Inc.(a)	3,774	1,210,548
MSCI, Inc.	4,658	1,207,307
Nike, Inc., Class B	19,349	1,808,938
NVIDIA Corp.	8,112	1,758,195
PayPal Holdings, Inc.(a)	14,394	1,554,696
Pioneer Natural Resources Co.	5,684	726,643
Salesforce.com, Inc.(a)	13,720	2,234,851
Sarepta Therapeutics, Inc.(a)	8,176	919,718
ServiceNow, Inc.(a)	7,934	2,245,639
Splunk, Inc.(a)	12,663	1,889,573
Square, Inc., Class A(a)	15,837	1,094,653
Visa, Inc., Class A	11,384	2,100,462
Total		38,175,312
Total Common Stocks (Cost $42,671,022)		62,378,440

Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(b),(c)	3,169,462	3,169,462
Total Money Market Funds (Cost $3,169,392)		3,169,462
Total Investments in Securities (Cost $45,840,414)		65,547,902
Other Assets & Liabilities, Net		(157,776)
Net Assets		$65,390,126
Columbia Select Global Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Select Global Growth Fund, November 30, 2019 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,732,000 DKK	255,605 USD	Morgan Stanley	12/19/2019	—	(176)
527,000 GBP	680,221 USD	Morgan Stanley	12/19/2019	—	(1,868)
39,370,000 INR	553,330 USD	Morgan Stanley	12/19/2019	5,327	—
3,140,000 SEK	328,356 USD	Morgan Stanley	12/19/2019	76	—
5,904,000 SEK	614,305 USD	Morgan Stanley	12/19/2019	—	(2,945)
922,310 USD	1,344,000 AUD	Morgan Stanley	12/19/2019	—	(12,798)
1,230,748 USD	1,609,000 CAD	Morgan Stanley	12/19/2019	—	(19,187)
3,394,497 USD	3,041,000 EUR	Morgan Stanley	12/19/2019	—	(39,432)
130,705 USD	14,309,000 JPY	Morgan Stanley	12/19/2019	265	—
922,126 USD	1,078,610,000 KRW	Morgan Stanley	12/19/2019	—	(8,485)
430,377 USD	586,000 SGD	Morgan Stanley	12/19/2019	—	(1,827)
860,575 USD	26,146,000 TWD	Morgan Stanley	12/19/2019	—	(3,017)
Total				5,668	(89,735)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	3,451,325	16,652,903	(16,934,766)	3,169,462	33	70	30,361	3,169,462
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select Global Growth Fund | Quarterly Report 2019